NOTES PAYABLE (Details) - Q S I Operations Inc - PPP - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Amount of loan proceeds received	$ 1,749	$ 1,749
Percentage of interest rate on loan	1.00%	1.00%
Monthly repayment term	5 years	5 years
Repayment term after Deferment Period	5 years	5 years